Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2025	2024	2025	2024
Revenue
Commercial products	193,790	55,710	443,480	153,598
Rendering of services and clinical supply	6,134	1,272	13,228	9,637
Licenses	788	851	3,002	26,490
Milestones	12,922	—	12,922	—
Total revenue	213,634	57,833	472,632	189,725
Specified per geographical area
Europe (1)	33,381	8,151	82,602	14,800
North America	161,133	48,758	343,266	170,833
Rest of world	19,120	924	46,764	4,092
Total revenue	213,634	57,833	472,632	189,725
For the three and nine months ended September 30, 2025, Denmark, the country of domicile, contributed with €4.1 million and €9.1 million, respectively, of revenue. For the three and nine months ended September 30, 2024, no revenue was attributable to Denmark.
Schedule of Revenue From Sale of Commercial Products

Revenue from sale of commercial products were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2025	2024	2025	2024
Revenue from commercial products
SKYTROFA®	50,701	47,249	152,745	138,455
YORVIPATH®	143,089	8,461	290,735	15,143
Total revenue from commercial products	193,790	55,710	443,480	153,598